FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                   (a)
                                                         ------------------
        or fiscal year:                               (b)    12/31/01
                                                         ------------------

Is this a transition report?  (Y or N)                           N
                                                         -------------------

Is this an amendment to a previous filing?  (Y or N)             N
                                                         -------------------

Those items or sub-items with a box "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

      1   A)  Registrant Name:          GE Life & Annuity Separate Account III
          B)  File Number:              811-5054
          C)  Telephone Number:         804.281.6243

      2   A)  Street:   6610 West Broad Street
          B)  City:  Richmond  C)  State:  VA   D)  Zip Code:  23230  Zip Ext.:
          E)  Foreign Country:                             Foreign Postal Code:

      3   Is this the first filing on this form by the Registrant?  (Y or N)  N
                                                                              -

      4   Is this the last filing on this form by the Registrant?  (Y or N)   N
                                                                              -

      5   Is Registrant a small business investment company (SBIC)?  (Y or N) N
                                                                              -
          [If answer is "Y" (Yes), complete only items 89 through 110. ]

      6   Is Registrant a unit investment trust (UIT)?  (Y or N)
          [If answer is "Y" (Yes) complete only items 111 through 132.]       Y
                                                                              -

UNIT INVESTMENT TRUSTS

    111   A)  [/]  Depositor Name:
          B)  [/]  File Number (If any):
          C)  [/]  City:      State:               Zip Code:           Zip Ext.:
              [/]  Foreign Country:                Foreign Postal Code:

    112   A)  [/]  Sponsor Name:
          B)  [/]  File Number (If any):
          C)  [/]  City:      State:               Zip Code:           Zip Ext.:
              [/]  Foreign Country:                Foreign Postal Code:

    113   A)  [/]  Trustee Name:
          B)  [/]  City:      State:               Zip Code:           Zip Ext.:
              [/]  Foreign Country:                Foreign Postal Code:

    114   A)  [/]  Sponsor Name:

          B)  [/]  File Number (If any):
          C)  [/]  City:      State:                     Zip Code:     Zip Ext.:
              [/]  Foreign Country:                      Foreign Postal Code:

    115   A)  [/]  Independent Public Accountant Name:
          B)  [/]  City:      State:                     Zip Code:     Zip Ext.:
              [/]  Foreign Country:                      Foreign Postal Code:

    116   Family of investment companies information:
          A)  [/] Is Registrant part of a family of investment
                  companies? (Y or N)                                -----------

          B)  [/] Identify the family in 10 letters.
                                                                     -----------

          (NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

    117   A)  [/] Is Registrant a separate account of an
                  insurance company? (Y or N)                        -----------

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?;

          B)  [/]  Variable annuity contracts?  (Y or N)
                                                                     -----------

          C)  [/]  Schedule premium variable life contracts?
                   (Y or N)
                                                                     -----------

          D)  [/]  Flexible premium variable life contracts?
                   (Y or N)
                                                                     -----------
          E)  [/]  Other types of insurance products registered
                   under the Securities Act of 1933?  (Y or N)
                                                                     -----------

    118   [/] State the number of series existing at the end of
              the period that had securities registered under the
              Securities Act of 1933.
                                                                     -----------

    119   [/] State the number of new series for which registration
              statements under the Securities Act of 1933 became
              effective during the period.
                                                                     -----------

    120   [/] State the total value of the portfolio securities
              on the date of deposit for the new series included
              in item 119 ($000's omitted).
                                                                     -----------

    121   [/] State the number of series for which a current
              prospectus was in existence at the end of the period.
                                                                     -----------

    122   [/] State the number of existing series for which
              additional units were registered under the
              Securities Act of 1933 during the current period.
                                                                     -----------

    123   [/] State the total value of the additional units
              considered in answering item 122 ($000's omitted).     $ 7,930
                                                                     -----------

    124   [/] State the total value of units of prior series
              that were placed in the portfolios of subsequent
              series during the current period (the value of
              these units is to be measured on the date they
              were placed in the subsequent series) ($000's
              omitted).
                                                                     -----------

    125   [/] State the total dollar amount of sales loads
              collected (before reallowances to other brokers or
              dealers) by Registrant's principal underwriter and
              any underwriter which is an affiliated person of
              the principal underwriter during the current
              period solely from the sale of units of all series
              of Registrant ($000's omitted).
                                                                     -----------

    126   Of the amount shown in item 125, state the total
          dollar amount of sales loads collected from secondary
          market operations in Registrant's units (include the
          sales loads, if any, collected on units of a prior
          series placed in the portfolio of a subsequent
          series.) ($000's omitted)
                                                                     -----------

    127 List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of   Total Assets    Total Income
                                              Series       ($000's       Distributions
                                             Investing     omitted)    ($000's omitted)
                                             ---------   ------------  ----------------
          A)  U.S. Treasury direct issue
                                             ---------   ------------  ----------------

          B)  U.S. Government Agency
                                             ---------   ------------  ----------------

          C)  State and municipal tax-free
                                             ---------   ------------  ----------------
          D)  Public utility debt
                                             ---------   ------------  ----------------

          E)  Brokers or dealers debt or
              debt of brokers' or
              dealers' parent
                                             ---------   ------------  ----------------
          F)  All other corporate
              intermed. & long-term
              debt
                                             ---------   ------------  ----------------
          G)  All other corporate
              short-term debt
                                             ---------   ------------  ----------------
          H)  Equity securities of
              brokers or dealers or
              parents of brokers or
              dealers
                                             ---------   ------------  ----------------
          I)  Investment company
              equity securities                      1      $ 125,193        $  7,072
                                             ---------   ------------  ----------------
          J)  All other equity securities
                                             ---------   ------------  ----------------
          K)  Other securities
                                             ---------   ------------  ----------------

          L)  Total assets of all series
              of registrant                          1      $ 125,193        $  7,072
                                             =========   ============  ================

    128   [/]  Is the timely payment of principal and interest
               on any of the portfolio securities held by any of
               Registrant's series at the end of the current
               period insured or guaranteed by an entity other
               than the issuer? (Y or N)
                                                                     -----------
               [If the answer is "N" (No), go to item 131.]

    129   [/]  Is the issuer of any instrument covered in item
               128 delinquent or in default as to payment of
               principal or interest at the end of the current
               period? (Y or N)
                                                                     -----------
               [If the answer is "N" (No), go to item 131.]

    130   [/]  In computations of NAV or offering price per
               unit, is any part of the value attributed to
               instruments identified in item 129 derived from
               insurance or guarantees? (Y or N)
                                                                     -----------

    131   [/]  Total expenses incurred by all series of
               registrant during the current reporting period
               ($000's omitted)                                      $     1,745
                                                                     -----------

    132   [/]  List the "811" (Investment Company Act of 1940)
               registration number for all series of Registrant that are being included in this filing: 811-5054

                            811-5054